Supplemental information on oil and gas producing activities - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Sales		$ 30,141,662	$ 42,070,018	$ 39,633,866
Transfers		7,025,839	11,564,358	11,794,014
Total		37,167,501	53,634,376	51,427,880
Production cost	[1]	12,753,880	9,336,387	8,337,413
Depreciation, depletion and amortization	[2]	6,393,506	6,049,543	5,591,774
Other production costs	[3]	14,005,669	21,550,907	18,918,275
Exploration expenses	[4]	689,204	763,562	1,387,463
Other expenses	[5]	2,227,481	4,163,241	1,036,983
Total		36,069,740	41,863,640	35,271,908
Income before income tax expense		1,097,761	11,770,736	16,155,972
Income tax expense		(233,255)	(2,107,363)	(6,303,251)
Results of operations for exploration and production activities		$ 864,506	$ 9,663,373	$ 9,852,721

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2020, 2019 and 2018 of COP$213,925, COP$198,394 and COP$187,340, respectively.
[2]	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2020, 2019 and 2018 in depreciation, depletion and amortization, were COP$639,123, COP$272,147 and COP$180,193, respectively.
[3]	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non-productive exploratory wells.
[5]	Corresponds to administration, marketing expenses and impairment.